Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Employee Benefits [Line Items]
Current service cost	$ 1.8	$ 2.8
Past service cost	0.0	1.6
Net interest cost	3.8	4.5
Components recognized in consolidated statements of income	$ 5.6	$ 8.9